Financial Risk Factors and Risk Management - Foreign Currency Exposure (Details) - Foreign Currency - EUR (€) € in Billions	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Factors and Risk Management
Exposure	€ 5.6	€ 4.2
Average
Financial Risk Factors and Risk Management
Exposure	4.5	3.3
Highest
Financial Risk Factors and Risk Management
Exposure	5.6	4.2
Lowest
Financial Risk Factors and Risk Management
Exposure	€ 3.3	€ 2.5